ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

Clarkston Founders Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024 to the

Prospectus

dated February 1, 2024

Effective July 17, 2024, the following changes are being made with respect to the Funds:

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Partners Fund beginning on page 3 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Partners Fund” on page 26 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of small- and medium-market capitalization companies.”

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Fund beginning on page 11 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of large-capitalization companies.”

The second paragraph under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Fund beginning on page 11 of the Prospectus and the second paragraph in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“The Adviser considers large-capitalization companies to be those companies with market capitalizations above that of the smallest company based on market capitalization in the Russell 1000® Index at the time of initial purchase. As of March 31, 2024, the market capitalization of the smallest company based on market capitalization in the Russell 1000® Index was $348 million. The Fund will, however, also invest in equity securities of smaller companies. Because large-capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions”.

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the FUND SUMMARY section for the Clarkston Founders Fund beginning on page 19 of the Prospectus and the first sentence in the section entitled “What are each Fund’s Principal Investment Strategies? – Clarkston Founders Fund” on page 27 of the Prospectus is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests primarily in U.S.-traded equity securities of medium-capitalization companies.”

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]